Deconsolidation of 58 Home (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, shares in Millions			1 Months Ended										12 Months Ended
	Nov. 27, 2015 CNY (¥)	Nov. 27, 2015 USD ($)	Jun. 20, 2016 CNY (¥)	Jun. 20, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Oct. 31, 2015 CNY (¥) shares	Oct. 31, 2015 USD ($) $ / shares shares	Apr. 30, 2015 shares	Feb. 28, 2015 shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) shares	Nov. 27, 2015 USD ($)
Class of Stock [Line Items]
Share based compensation													¥ 266,575	$ 38,428	¥ 176,605	¥ 37,933
Shares issued to new investors | shares									39.4	39.4
Proceeds from issuance of preference stock									¥ 1,853,535	$ 290,000
Funds contributed by the Company as additional paid in capital, pursuant to the Daojia Share Subscription Agreement							¥ 640,743	$ 100,638
Waiver of receivables from 58 Home															77,338
Gain on deconsolidation and disposal of businesses			¥ 79,581	$ 12,081									79,581	$ 11,472	765,072
Finite-Lived Intangible Assets, Net													1,532,228
Deferred Tax Liabilities, Intangible Assets					¥ 430,117								373,810		430,117
Noncontrolling Interest [Member]
Class of Stock [Line Items]
Waiver of receivables from 58 Home							¥ 77,338	$ 12,147							77,338
58 Daojia Inc. [Member]
Class of Stock [Line Items]
Value of derecognized assets and liabilities, including allocated goodwill, on date of deconsolidation	¥ 1,329,341																$ 207,833
Fair value of investment Series A Preference Shares	63,915	$ 10,000
Fair value of investment in Ordinary Shares	1,636,224	256,000
Gain on deconsolidation and disposal of businesses	¥ 292,849	$ 45,998											2,034		24,405
Remaining ownership percentage after deconsolidation	87.90%	87.90%
Investment loss recorded					¥ 59,883	$ 9,288							923,156
Finite-Lived Intangible Assets, Net													304,500
Deferred Tax Liabilities, Intangible Assets													¥ 76,125
58 Daojia Inc. [Member] | 58 Home Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares in 58 Home business owned by 58.com, Inc. | shares																80.0
58 Daojia Inc. [Member] | Restricted Shares (RSs) [Member]
Class of Stock [Line Items]
Number of shares granted | shares											1.9	9.1
Share based compensation															¥ 12,151
58 Daojia Inc. [Member] | Series A Preference Shares [Member]
Class of Stock [Line Items]
Shares issued | shares									40.8	40.8
Equity issuance, price per share | $ / shares										$ 7.3529
Proceeds from issuance of preference stock									¥ 1,917,450	$ 300,000
58 Daojia Inc. [Member] | Series A Preference Shares [Member] | Parent Company [Member]
Class of Stock [Line Items]
Shares issued | shares									1.4	1.4
Proceeds from issuance of preference stock									¥ 63,915	$ 10,000